CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents	$ 151,639	$ 74,954
Accounts and notes receivable-trade, net	426,606	472,802
Inventories, net	387,095	438,559
Prepaid expenses and other current assets	241,630	157,487
Total Current Assets	1,206,970	1,143,802
Property, plant and equipment, net	588,845	637,172
Identifiable intangible assets, net	670,840	795,323
Goodwill, net	2,089,339	2,281,596
Other noncurrent assets, net	90,465	215,731
Total Assets	4,646,459	5,073,624
Current Liabilities:
Accounts payable	132,611	132,789
Accrued liabilities	379,202	339,308
Income taxes payable	28,948	14,446
Notes payable and current portion of long-term debt	111,823	307,273
Total Current Liabilities	652,584	793,816
Long-term debt	1,150,084	1,164,344
Deferred income taxes	165,551	238,394
Other noncurrent liabilities	356,042	299,096
Total Liabilities	$ 2,324,261	$ 2,495,650
Commitments and contingencies
Equity:
Preferred stock, $.01 par value; .25 million shares authorized; no shares issued	$ 0	$ 0
Common stock, $.01 par value; 200.0 million shares authorized; 162.8 million shares issued at December 31, 2014 and 2013	1,628	1,628
Capital in excess of par value	221,669	255,272
Retained earnings	3,380,748	3,095,721
Accumulated other comprehensive loss	(441,136)	(69,062)
Treasury stock, at cost, 21.9 million and 20.5 million shares at December 31, 2014 and 2013, respectively.	(841,630)	(748,506)
Total DENTSPLY International Equity	2,321,279	2,535,053
Noncontrolling Interests	919	42,921
Total Equity	2,322,198	2,577,974
Total Liabilities and Equity	$ 4,646,459	$ 5,073,624